FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,681
€250 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 250
Borrowings issuance price percentage (in percent)	105.59%	105.59%
€250 million Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 132
€250 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
Borrowings issuance price percentage (in percent)	99.72%	99.72%
€750 million Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 397
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Borrowings issuance price percentage (in percent)	99.86%	99.86%
750 Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 290
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	100.00%	100.00%
500 Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 184
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
Borrowings issuance price percentage (in percent)	99.41%	99.41%
€750 million Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 750
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Borrowings issuance price percentage (in percent)	99.72%	99.72%
750 Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 401
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
Borrowings issuance price percentage (in percent)	99.65%	99.65%
€600 million Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 600
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
Borrowings issuance price percentage (in percent)	99.91%	99.91%
1.2 billion Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,200
1.2 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	99.00%	99.00%
500 Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
Borrowings issuance price percentage (in percent)	99.37%	99.37%
1.0 billion Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,000
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%
1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings issuance price percentage (in percent)	95.20%	95.20%
1.0 billion Unsecured Bonds | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 457
1.0 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
500 Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	104.84%	104.84%
500 Unsecured Bonds | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 229
500 Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
Borrowings issuance price percentage (in percent)	99.18%	99.18%
1.0 billion Unsecured Notes | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 434
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%